CONSOLIDATED INTERIM STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenues	$ 681	$ 2,877	[1]
Cost of revenues	336	1,653	[1]
Gross profit	345	1,224	[1]
Operating expenses (income):
Research and development, net	2,938	3,502	[1]
Sales and marketing	708	703	[1]
General and administrative	1,984	2,063	[1]
Other expenses (income)	102	(191)	[1]
Total operating expenses, net	5,732	6,077	[1]
Operating loss	(5,387)	(4,853)	[1]
Financing income	2,304	1,839	[1]
Financing expenses	(4,045)	(1,011)	[1]
Financing income (loss), net	(1,741)	828	[1]
Share of loss from equity accounted investment	(43)	(66)	[1]
Loss before taxes on income	(7,171)	(4,091)	[1]
Taxes on income	0	1	[1]
Loss from continuing operations	(7,171)	(4,092)	[1]
Loss from discontinued operations, net	(492)	(3,579)	[1]
Loss	(7,663)	(7,671)	[1]
Attributable to:
Equity holders of the Company	(7,638)	(7,050)	[1]
Non-controlling interests	(25)	(621)	[1]
Loss	$ (7,663)	$ (7,671)	[1]
Basic loss per share from continuing operations, attributable to equity holders of the Company	$ (0.63)	$ (0.58)	[1]
Diluted loss per share from continuing operations, attributable to equity holders of the Company	(0.63)	(0.58)
Basic loss per share from discontinued operations, attributable to equity holders of the Company	(0.04)	(0.43)	[1]
Diluted loss per share from discontinued operations, attributable to equity holders of the Company	(0.04)	(0.43)
Basic loss per share, attributable to equity holders of the Company	(0.67)	(1.01)	[1]
Diluted loss per share, attributable to equity holders of the Company	$ (0.67)	$ (1.01)
Weighted average number of ordinary shares used in computing basic loss per share	11,399,700	7,012,031	[1]

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.